Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
22. Goodwill and intangible assets
Intangible assets
		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
2020
Cost
As at 1 January 2020	4,760	6,643	505	1,465	489	13,862
Additions and disposals	(37)	646	131	-	22	762
Exchange and other movements	(7)	(42)	3	(46)	(21)	(113)
As at 31 December 2020	4,716	7,247	639	1,419	490	14,511
Accumulated amortisation and impairment
As at 1 January 2020	(861)	(2,989)	(279)	(1,250)	(364)	(5,743)
Disposals	37	97	10	-	3	147
Amortisation charge	-	(771)	(51)	(43)	(33)	(898)
Impairment charge	-	(147)	(6)	-	-	(153)
Exchange and other movements	(1)	31	(2)	41	15	84
As at 31 December 2020	(825)	(3,779)	(328)	(1,252)	(379)	(6,563)
Net book value	3,891	3,468	311	167	111	7,948
2019
Cost
As at 1 January 2019	4,768	5,835	389	1,630	558	13,180
Additions and disposals	-	857	120	(124)	(39)	814
Exchange and other movements	(8)	(49)	(4)	(41)	(30)	(132)
As at 31 December 2019	4,760	6,643	505	1,465	489	13,862
Accumulated amortisation and impairment
As at 1 January 2019	(861)	(2,362)	(254)	(1,359)	(371)	(5,207)
Disposals	-	67	25	124	37	253
Amortisation charge	-	(716)	(52)	(49)	(37)	(854)
Impairment charge	-	(17)	(2)	-	-	(19)
Exchange and other movements	-	39	4	34	7	84
As at 31 December 2019	(861)	(2,989)	(279)	(1,250)	(364)	(5,743)
Net book value	3,899	3,654	226	215	125	8,119

Goodwill

Goodwill

Goodwill and Intangible assets are allocated to business operations according to business segments as follows:

	2020			2019
	Goodwill	Intangibles	Total	Goodwill	Intangibles	Total
	£m	£m	£m	£m	£m	£m
Barclays UK	3,560	1,618	5,178	3,526	1,520	5,046
Barclays International	289	2,435	2,724	329	2,686	3,015
Head Office	42	4	46	44	14	58
Total	3,891	4,057	7,948	3,899	4,220	8,119

The assumptions used in the impairment test and the sensitivity of value in use to changes in the key assumptions

The outcome of the impairment review for Personal Banking and Business Banking are set out below

Cash generating unit	Tangible equity	Goodwill	Intangibles	Carrying value	Value in use	Value in use exceeding carrying value	Value in use exceeding carrying value 2019
	£m	£m	£m	£m	£m	£m	£m
Personal Banking	4,650	2,752	1,407	8,809	8,932	123	2,570
Business Banking	1,353	629	190	2,172	2,912	740	1,981
Total	6,003	3,381	1,597	10,981	11,844	863	4,551

The sensitivity of the value in use to key judgements in the calculations is set out below:

Cash generating unit	Carrying value	Value in use	Value in use exceeding carrying value	Discount rate	Terminal growth rate	Reduction in headroom				Change required to reduce headroom to zero
						100 bps increase in the discount rate	100 bps decrease in terminal growth rate	50 bps increase to allocated capital rate	10% reduction in forecasted cash flows	Discount rate	Terminal growth rate	Allocated capital rate	Cashflows
	£m	£m	£m	%	%	£m	£m	£m	£m	%	%	%	%
Personal Banking	8,809	8,932	123	13.51	2.0	(893)	(623)	(220)	(972)	0.1	(0.2)	0.3	(1.3)
Business Banking	2,172	2,912	740	13.81	2.0	(205)	(128)	(60)	(206)	4.6	(9.7)	6.2	(35.9)
Total	10,981	11,844	863